Share-Based Payments (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Performance Units [Member]
Summary of the Company's Restricted shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	106,666
Beginning Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54
Granted Restricted Shares and Deferred Stock Units and Performance Units	101,020	106,666	99,455
Converted Restricted Shares and Deferred Stock Units and Performance Units	(106,666)
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 104.91	$ 100.54	$ 76.37
Converted Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54
Vested Weighted Average Conversion Date Fair Value, in USD per share	$ 0.00
Forfeited Weighted Average Conversion Date Fair Value, in USD per Share	$ 0.00
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	101,020	106,666
Ending Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 104.91	$ 100.54
Restricted Shares and Deferred Stock Units [Member]
Summary of the Company's Restricted shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	985,214
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 59.64
Granted Restricted Shares and Deferred Stock Units and Performance Units	167,134	109,770	152,180
Converted Restricted Shares and Deferred Stock Units and Performance Units	106,666
Vested Restricted Shares and Deferred Stock Units and Performance Units	(402,081)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(17,745)
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 101.08	$ 76.37	$ 78.32
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 100.54
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 51.77
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 74.86
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	839,188	985,214
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 76.54	$ 59.64